FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Restricted cash	$ 44	$ 47
Derivative assets	34	40
Loans and notes receivable	2	1
Total current	80	88
Non-current
Restricted cash	215	209
Derivative assets	180	45
Loans and notes receivable	8	7
Other financial assets	14	0
Total non-current	$ 417	$ 261